12. INCOME TAXES (Details - Deferred tax assets) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Loss carry-forwards	$ 661,000	$ 627,200
Capital losses	5,000	5,000
Office equipment	12,500	12,500
Oil and gas properties	2,222,000	1,691,000
Asset retirement obligation	83,300	76,700
Deferred tax assets	2,983,800	2,412,400
Less: valuation allowance	(2,983,800)	(2,412,400)
Deferred tax asset recognized	$ 0	$ 0